UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

    Emerging Market Debt Portfolio

    Strategic Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:

Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800

Scudders Mill Road, Plainsboro, NJ, 08536.

Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2008 (Unaudited)	Emerging Markets Debt Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Foreign Bonds — 2.1%
Turkey — 2.1%
Republic of Turkey Bonds (TRY),
14.00%, 1/19/11
(Cost $237,683)	$300		$208,761

Corporate Bonds — 83.8%
Finance — 10.7%
Pemex Project Funding Master Trust, Unsecured Notes,
5.75%, 3/01/18(a)	180		183,669
Russian Federation, Unsubordinated Notes,
7.50%, 3/31/30	758		873,355

			1,057,024

Yankee — 73.1%
Government — 68.5%
Dominican Republic Bonds,
9.04%, 1/23/18(b)	55		58,064
Republic of Argentina, Unsecured Notes,
1.33%, 12/31/38(b)(c)	550		198,000
Republic of Brazil Bonds,
6.00%, 1/17/17(b)	1,000		1,019,500
8.25%, 1/20/34(b)	75		89,625
Republic of Columbia, Unsecured Notes,
10.00%, 1/23/12(b)	760		901,360
Republic of Ecuador Bonds,
10.00%, 8/15/30(b)(c)	250		241,875
Republic of Indonesia Bonds,
7.50%, 1/15/16(a)	230		248,400
6.88%, 1/17/18(a)(b)	100		104,750
6.63%, 2/17/34(a)(b)	130		119,600
Republic of Panama, Debentures,
8.88%, 9/30/27(b)	200		255,000
Republic of Panama, Unsecured Notes,
9.38%, 1/23/12(b)	100		117,000
Republic of Peru Bonds,
6.55%, 3/14/37(b)	400		413,600
Republic of Philippines, Brady Bonds,
7.75%, 1/14/31(b)	440		491,128
Republic of South Africa, Unsecured Notes,
6.50%, 6/02/14(b)	220		229,075
Republic of Turkey, Unsecured Notes,
7.25%, 3/15/15(b)	320		336,800
6.88%, 3/17/36(b)	390		345,930
Republic of Uruguay Bonds,
7.50%, 3/15/15(b)	340		367,200
Republic of Uruguay, Unsecured Notes,
7.88%, 1/15/33(b)	80		83,600
Corporate Bonds (Continued)
Yankee (Continued)
Government (Continued)
Republic of Venezuela Bonds,
9.25%, 9/15/27(b)	265		251,750
9.38%, 1/13/34(b)	230		211,600
Ukraine Government, Unsecured Notes,
6.58%, 11/21/16(a)(b)	200		198,500
United Mexican States (Mexico), Senior Unsecured Notes,
6.75%, 9/27/34(b)	420		468,510

			6,750,867

Oil & Gas — 4.6%
Gazprom (Germany), Unsecured Notes,
9.63%, 3/01/13(b)	400		449,240

Total Corporate Bonds
(Cost $8,381,731)			8,257,131

	Shares
Short Term Investments — 13.7%
Brown Brothers Harriman & Co., 1.70%(d)	755		754,752
U.S. Treasury Bills,
1.15%, 4/03/08(e)	600		599,962

Total Short Term Investments
(Cost $1,354,714)			1,354,714

	Contracts
Call Options Purchased — 0.1%
Citibank, Strike Price $98, Expires 6/16/08	10		1,688
Interest Rate Swaps,
Lehman Brothers, Strike Rate 1.550%, Expires
6/06/08	14	(f)	5,989

Total Call Options Purchased
(Cost $5,298)			7,677

Total Investments Net of Outstanding
Options Written — 99.7%
(Cost $9,979,426)			9,828,283
Other Assets in Excess of Liabilities — 0.3%			32,103

Net Assets — 100.0%			$9,860,386

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of	AED	United Arab Emirates Dirham	KOR	Korean Won
Investments, the names of many of the securities have been	BRL	Brazilian Real	MXP	Mexican Peso
abbreviated according to the list on the right.	CAD	Canadian Dollar	MYR	Malaysian Ringgit
	CLP	Chilean Peso	PLN	Polish Zloty
	COP	Columbian Peso	RUB	Russian Ruble
	CZK	Czechoslovakian Krone	SGD	Singapore Dollar
	EUR	Euro	TRY	Turkish Lira
	HUF	Hungarian Forint	TWD	Taiwan Dollar
	IDR	Indonesian Rupich	ZAR	South African Rand
	JPY	Japanese Yen

MARCH 31, 2008	1

Schedule of Investments (continued)	Emerging Markets Debt Portfolio
(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,979,426

Gross unrealized appreciation	$33,248
Gross unrealized depreciation	(184,391)

Net unrealized depreciation	$(151,143)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	U.S. dollar denominated security issued by foreign domiciled entity.
(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(d)	Represents current yield as of report date.
(e)	All or a portion of security, with a market value of $399,975 have been pledged as collateral in connection with open financial futures contracts.
(f)	One contract represents a notional amount of $10,000.

•	Forward foreign exchange contracts purchased as of March 31, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
BRL	935,000	04/02/08	$(20,488)
COP	50,000,000	04/07/08	113
TRY	19,200	04/22/08	(776)
CAD	505,000	04/23/08	(19,142)
JPY	26,413,580	04/23/08	(2,535)
SGD	490,000	04/23/08	2,770
EUR	690,000	04/23/08	29,038
MXP	1,900,000	04/23/08	2,399
ZAR	560,000	04/23/08	(3,570)
CZK	1,526,400	04/23/08	1,584
PLN	240,000	04/23/08	2,939
MYR	625,000	04/30/08	729
KOR	250,000,000	04/30/08	(3,656)
TWD	5,900,000	04/30/08	(1,175)
RUB	2,500,000	04/30/08	2,568
CLP	63,000,000	04/30/08	4,866
BRL	395,000	05/05/08	(3,574)
EUR	60,000	06/06/08	1,559
AED	830,000	08/28/08	(1,643)

Total Net Unrealized Depreciation on
Forward Foreign Exchange Contracts
(USD Commitment - $4,666,847)			$(7,994)

•	Forward foreign exchange contracts sold as of March 31, 2008 were as follows:

Foreign Currency Purchased		Settlement Date	Unrealized Appreciation (Depreciation)
BRL	935,000	04/02/08	$13,054
TRY	195,000	04/22/08	3,323
CAD	505,000	04/23/08	19,257
JPY	26,756,215	04/23/08	(243)
EUR	830,000	04/23/08	(33,485)
MXP	5,600,000	04/23/08	(5,727)
ZAR	580,000	04/23/08	1,419
HUF	17,661,500	04/23/08	(347)
TRY	270,000	04/24/08	16,480
MYR	200,000	04/30/08	(281)
KOR	390,000,000	04/30/08	6,563
TWD	5,890,000	04/30/08	(2,456)
IDR	910,000,000	04/30/08	(399)
CLP	62,000,000	04/30/08	—
EUR	60,000	06/06/08	(2,014)

Total Net Unrealized Appreciation on
Forward Foreign Exchange Contracts
(USD Commitment—$4,639,252)			$15,144

•	Financial futures contracts purchased as of March 31, 2008 were as follows:

Contracts	Issue	Expiration Date	Notional Amount	Unrealized Appreciation
5	U.S. Treasury Notes (5 Year)	June 2008	$571,172	$1,696

Total Unrealized Appreciation				$1,696

2	MARCH 31, 2008

Schedule of Investments (concluded)	Emerging Markets Debt Portfolio
(Percentages shown are based on Net Assets)

•	Swaps outstanding as of March 31, 2008 were as follows:

		Notional Amount	Unrealized Appreciation (Depreciation)
Pay a fixed rate of 11.45% and receive a floating rate based on 3-month JIBAR

Broker, JP Morgan Chase
Expires, September 2008	ZAR	75,000,000	$92

Bought credit default protection on The Republic of
Peru and pay 1.45%

Broker, Morgan Stanley
Expires, March 2013	USD	200,000	(1,188)

Bought credit default protection on Argentina
Government International Bond and pay 5.41%

Broker, Lehman Brothers
Expires, April 2013	USD	350,000	5,007

Total			$3,911

•

For Portfolio compliance purposes, the Portfolios’ sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Effective February 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Portfolio values investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Portfolio’s Board of Trustees (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Financial futures contracts are traded on exchanges and are valued at their last sale price. Swap agreements are valued by quoted fair values received daily by the Portfolios’ pricing service. Exchange traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Over-the-counter (“OTC”) options quotations are provided by dealers or pricing services selected under the supervision of the Board. Considerations utilized by dealers or pricing services in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments *
Level 1	$1,688	$1,696
Level 2	9,826,595	11,061
Level 3	—	—

Total	$9,828,283	$12,757

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

MARCH 31, 2008	3

Schedule of Investments March 31, 2008 (Unaudited)	Strategic Income Portfolio
(Percentages shown are based on Net Assets)

	Shares	Value
Affiliated Investment Companies — 110.7%
Fixed Income Funds — 110.7%
BlackRock Emerging Markets Debt Portfolio	1,000	$9,837
BlackRock Government Income Portfolio	1,202	13,105
BlackRock High Yield Bond Portfolio	4,001	29,008
BlackRock Low Duration Bond Portfolio	1,312	12,950

		64,900

Total Affiliated Investment
Companies — 110.7%
(Cost $66,277)	$64,900
Liabilities in Excess of Other Assets — (10.7)%	(6,280)

Net Assets — 100.0%	$58,620

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$66,277

Gross unrealized appreciation	$—
Gross unrealized depreciation	(1,377)

Net unrealized depreciation	$(1,377)

Effective February 5, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Portfolio values investments in open-end investment companies at net asset value each business day.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments *
Level 1	$64,900	$—
Level 2	—	—
Level 3	—	—

Total	$64,900	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

4	MARCH 31, 2008

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

   Certifications – Attached hereto

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: May 22, 2008